CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Liquidity Risk Estimated Interest Payments of Maturities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial liabilities
Lease payable on Right of Use assets		$ (15,668)	$ (18,461)
Lease payable on sale & leaseback transactions		(177)	(280)
Other borrowings		0	31
Exchangeable notes		83,312	82,664	$ 82,021
Liquidity risk [Member]
Financial liabilities
Trade & other payables		15,127	24,335
Lease payable on Right of Use assets		15,668	18,461
Lease payable on sale & leaseback transactions		177	280
Other borrowings		31	31
Exchangeable notes	[1]	83,312	82,664
Exchangeable note interest		999	999
Total maturities of financial liabilities		115,314	126,770
Contractual cash flows [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		15,127	24,335
Lease payable on Right of Use assets		15,668	18,461
Lease payable on sale & leaseback transactions		177	280
Other borrowings		31	31
Exchangeable notes	[1]	99,900	99,900
Exchangeable note interest		93,906	97,902
Total maturities of financial liabilities		224,809	240,909
6 mths or less [Member]
Financial liabilities
Lease payable on Right of Use assets		(973)	(1,022)
Lease payable on sale & leaseback transactions		(51)	(49)
Exchangeable notes		0	0
6 mths or less [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		15,127	24,335
Lease payable on Right of Use assets		973	1,022
Lease payable on sale & leaseback transactions		51	49
Other borrowings		0	0
Exchangeable notes	[1]	0	0
Exchangeable note interest		1,998	1,998
Total maturities of financial liabilities		18,149	27,404
6 mths - 12 mths [Member]
Financial liabilities
Lease payable on Right of Use assets		(905)	(1,032)
Lease payable on sale & leaseback transactions		(51)	(50)
Exchangeable notes		0	0
6 mths - 12 mths [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		0	0
Lease payable on Right of Use assets		905	1,032
Lease payable on sale & leaseback transactions		51	50
Other borrowings		31	0
Exchangeable notes	[1]	0	0
Exchangeable note interest		1,998	1,998
Total maturities of financial liabilities		2,985	3,080
1-2 years [Member]
Financial liabilities
Lease payable on Right of Use assets		(1,554)	(1,914)
Lease payable on sale & leaseback transactions		(75)	(104)
Exchangeable notes		0	0
1-2 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		0	0
Lease payable on Right of Use assets		1,554	1,914
Lease payable on sale & leaseback transactions		75	104
Other borrowings		0	31
Exchangeable notes	[1]	0	0
Exchangeable note interest		3,996	3,996
Total maturities of financial liabilities		5,625	6,045
2-5 years [Member]
Financial liabilities
Lease payable on Right of Use assets		(4,516)	(4,856)
Lease payable on sale & leaseback transactions		(0)	(77)
Exchangeable notes		0	0
2-5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		0	0
Lease payable on Right of Use assets		4,516	4,856
Lease payable on sale & leaseback transactions		0	77
Other borrowings		0	0
Exchangeable notes	[1]	0	0
Exchangeable note interest		11,988	11,988
Total maturities of financial liabilities		16,504	16,921
>5 years [Member]
Financial liabilities
Lease payable on Right of Use assets		(7,720)	(9,637)
Lease payable on sale & leaseback transactions		0	0
Exchangeable notes		83,312	82,664
>5 years [Member] | Liquidity risk [Member]
Financial liabilities
Trade & other payables		0	0
Lease payable on Right of Use assets		7,720	9,637
Lease payable on sale & leaseback transactions		0	0
Other borrowings		0	0
Exchangeable notes	[1]	99,900	99,900
Exchangeable note interest		73,926	77,922
Total maturities of financial liabilities		$ 181,546	$ 187,459

[1]	The maturity of the Exchangeable Notes is based on the contractual maturity date of April 1, 2045 and does not take into account the potential exercise of put and call options in the next five years or the exchange agreements entered into with five exchangeable note holders in December 2021.